Mineral Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Mineral properties, beginning	$ 29,640	$ 18,457
Reverse acquisition		8,257
Additions	942	2,926
Mineral properties, ending	30,582	29,640
Accumulated amortization, beginning	14,183	8,731
Change for the year	477	3,456
Impairment		1,996
Disposals	0
Accumulated amortization, ending	14,660	14,183
Net book value	15,922	15,457
Mining Assets
IfrsStatementLineItems [Line Items]
Mineral properties, beginning	23,181	13,425
Reverse acquisition		6,830
Additions	942	2,926
Mineral properties, ending	24,123	23,181
Accumulated amortization, beginning	13,275	7,823
Change for the year	477	3,456
Impairment		1,996
Disposals	0
Accumulated amortization, ending	13,752	13,275
Net book value	10,371	9,906
Surface Rights Acquired
IfrsStatementLineItems [Line Items]
Mineral properties, beginning	6,459	5,032
Reverse acquisition		1,427
Additions	0	0
Mineral properties, ending	6,459	6,459
Accumulated amortization, beginning	908	908
Change for the year	0	0
Impairment		0
Disposals	0
Accumulated amortization, ending	908	908
Net book value	$ 5,551	$ 5,551